Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-37487
Entity Registrant Name	Aethlon Medical, Inc.
Entity Central Index Key	0000882291
Entity Tax Identification Number	13-3632859
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11555 Sorrento Valley Road
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	619
Local Phone Number	941-0360
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	AEMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false